Regulatory Capital Matters	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
REGULATORY CAPITAL MATTERS

NOTE 15 – REGULATORY CAPITAL MATTERS

Banks are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Management believes as of December 31, 2012, the Bank meets all capital adequacy requirements to which it is subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2012 and 2011, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

Actual and required capital amounts and ratios for the Bank are presented below at year-end.

					To Be Well
			Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital to risk weighted assets	$36,989	12.53%	$23,626	8.00%	$29,532	10.00%
Tier 1 capital to risk weighted assets	33,589	11.37%	11,813	4.00%	17,719	6.00%
Tier 1 capital to average assets	33,589	7.59%	17,713	4.00%	22,142	5.00%

					To Be Well
			Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital to risk weighted assets	$34,367	13.85%	$19,847	8.00%	$24,809	10.00%
Tier 1 capital to risk weighted assets	31,256	12.60%	9,923	4.00%	14,885	6.00%
Tier 1 capital to average assets	31,256	7.78%	16,069	4.00%	20,086	5.00%

Dividend Restrictions—The Corporation’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. The Bank could, without prior approval, pay dividends to the holding Corporation of approximately $6,298 as of December 31, 2012.